Eaton Vance Management

Two International Place

Suite 1400

Boston, MA 02110

617 482 8260

eatonvance.com

VIA EDGAR

November 13, 2020

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Form N-1A Filing for Eaton Vance Investment Trust (the “Registrant”)
on behalf of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”)
Post-Effective Amendment No. 80 (1933 Act File No. 033-01121)
Amendment No. 83 (1940 Act File No. 811-04443) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed for the purposes of (i) adding the series/class identifiers for the new Advisers Class shares of the Fund which were inadvertently omitted from the Registrant’s Post-Effective Amendment No. 79 (“PEA No. 79”) which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on September 24, 2020 (Accession No. 0000940394-20-001312) and (ii) responding to Staff comments made with respect to PEA No. 79 to the undersigned telephonically by Ms. Lisa Larkin on November 2, 2020.

PEA No. 79 was filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act for the purpose of registering new Advisers Class shares of the Fund. The disclosure relevant to the new share class is substantially similar to the disclosure contained in Eaton Vance fund prospectuses and SAIs reviewed by the staff of the Commission in certain post-effective amendments previously filed under Rule 485(a) of the 1933 Act.  More specifically, the disclosure is substantially similar to the Advisers Class disclosure contained in post-effective amendment No. 263 of Eaton Vance Mutual Funds Trust filed with the Commission on May 12, 2016 (Accession No. 0000940394-16-002538).

The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in PEA No. 79.

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment. Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any additional comments from the Staff and to make any other necessary nonmaterial changes.

Pursuant to Rule 461 under the 1933 Act the Registrant hereby requests that the Staff of the Division of Investment Management accelerate the effective date of this Amendment to November 20, 2020.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-6573.

Very truly yours,

/s/ Sarah H. McLaughlin
Sarah H. McLaughlin, Esq.
Assistant Vice President

The undersigned, Eaton Vance Distributors, Inc., being the principal underwriter for the Funds, hereby joins in the foregoing request for acceleration.

Eaton Vance Distributors, Inc.

By:	/s/ Frederick S. Marius
Frederick S. Marius
Vice President